Discontinued Operation (Details) ¥ in Millions		12 Months Ended
	Nov. 12, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 12, 2021 CNY (¥)
Discontinued Operation (Details) [Line Items]
Ownership interest percentage	100.00%
Cash	$ 9,400,000							¥ 60.0
Cash received						$ 2,100,000	¥ 15.0
Loss of disposition						$ 6,335,508
Acquisition deposit received amount		$ 600,000	¥ 4.0
Remaining balance amount		556,145
Allowance for uncollectible balance		$ 556,145
Zhixin [Member]
Discontinued Operation (Details) [Line Items]
Cash received				$ 5,700,000	¥ 38.5